SLM Student Loan Trust 2008-7
Quarterly Servicing Report

Distribution Date	10/27/2008
Collection Period	07/02/2008 - 9/30/2008

SLM Funding LLC -	Depositor
Sallie Mae Inc. -	Servicer and Administrator
Deutsche Bank Trust Company Americas -	Indenture Trustee
The Bank of New York Mellon Trust Company, N.A. -	Eligible Lender Trustee
Southwest Student Services Corp -	Excess Distribution Certificateholder

I. 2008-7 Deal Parameters

	Student Loan Portfolio Characteristics			7/2/2008	Activity	9/30/2008
A	i	Portfolio Balance		$1,501,805,868.82	($15,768,278.57)	$1,486,037,590.25
	ii	Interest to be Capitalized		40,325,024.93		44,812,598.65

	iii	Total Pool		$1,542,130,893.75		$1,530,850,188.90
	iv	Capitalized Interest		17,000,000.00		17,000,000.00
	v	Specified Reserve Account Balance		3,862,198.00		3,827,125.47

	vi	Total Adjusted Pool		$1,562,993,091.75		$1,551,677,314.37

B	i	Weighted Average Coupon (WAC)		6.137%		6.141%
	ii	Weighted Average Remaining Term		125.92		125.40
	iii	Number of Loans		369,000		365,821
	iv	Number of Borrowers		177,112		175,616
	v	Aggregate Outstanding Principal Balance - T-Bill Other		$-		$-
	vi	Aggregate Outstanding Principal Balance - T-Bill		$152,866,626		$147,691,113
	vii	Aggregate Outstanding Principal Balance - Commercial Paper		$1,389,264,267		$1,383,159,076
	viii	Pool Factor		1.000000000		0.990918925

					% of O/S		% of O/S
	Notes		Spread	Balance 07/2/2008	Securities	Balance 10/27/2008	Securities

C	i	A-1 Notes 78445FAA3	0.40%	$388,000,000.00	25.031%	$376,506,849.61	24.471%
	ii	A-2 Notes 78445FAB1	0.50%	503,000,000.00	32.450%	503,000,000.00	32.692%
	iii	A-3 Notes 78445FAC9	0.65%	205,000,000.00	13.225%	205,000,000.00	13.324%
	iv	A-4 Notes 78445FAD7	0.90%	407,582,000.00	26.294%	407,582,000.00	26.491%
	v	B Notes 78445FAE5	1.85%	46,502,000.00	3.000%	46,502,000.00	3.022%

		Total Notes		$1,550,084,000.00	100.000%	$1,538,590,849.61	100.000%

	Reserve Account			7/2/2008		10/27/2008
D	i	Required Reserve Acct Deposit (%)		0.25%		0.25%

	ii	Reserve Acct Initial Deposit ($)		$3,862,198.00		$0.00
	iii	Specified Reserve Acct Balance ($)		$3,862,198.00		$3,827,125.47
	iv	Reserve Account Floor Balance ($)		$1,544,879.00		$1,544,879.00

	v	Current Reserve Acct Balance ($)		$3,862,198.00		$3,827,125.47

	Other Accounts			7/2/2008		10/27/2008
E	i	Supplemental Loan Purchase Account		$2,748,460.25		$0.00
	ii	Capitalized Interest Account		$17,000,000.00		$17,000,000.00
	iii	Floor Income Rebate Account		$0.00		$5,575,908.86

	Asset/Liability			7/2/2008		10/27/2008
F	i	Total Adjusted Pool + Supplemental Loan Purchase		$1,565,741,552.00		$1,551,677,314.37
	ii	Total Outstanding Balance Notes		$1,550,084,000.00		$1,538,590,849.61
	iii	Difference		$15,657,552.00		$13,086,464.76
	iv	Parity Ratio		1.01010		1.00851

II. 2008-7 Transactions from:	7/2/2008	through:	9/30/2008

A	Student Loan Principal Activity
	i	Regular Principal Collections	$24,293,645.16
	ii	Principal Collections from Guarantor	441,238.68
	iii	Principal Reimbursements	185,721.27
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$24,920,605.11

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$16,491.53
	ii	Capitalized Interest	(6,506,942.11)

	iii	Total Non-Cash Principal Activity	$(6,490,450.58)

C	Student Loan Principal Purchases		$(2,661,875.96)

D	Total Student Loan Principal Activity		$15,768,278.57

E	Student Loan Interest Activity
	i	Regular Interest Collections	$4,769,198.73
	ii	Interest Claims Received from Guarantors	6,373.19
	iii	Collection Fees/Returned Items	7,271.30
	iv	Late Fee Reimbursements	161,665.86
	v	Interest Reimbursements	7,563.31
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	0.00
	viii	Subsidy Payments	0.00

	ix	Total Interest Collections	$4,952,072.39

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(3,852.08)
	ii	Capitalized Interest	6,506,942.11

	iii	Total Non-Cash Interest Adjustments	$6,503,090.03

G	Student Loan Interest Purchases		$(46,755.56)

H	Total Student Loan Interest Activity		$11,408,406.86

I	Non-Reimbursable Losses During Collection Period		$0.00

J	Cumulative Non-Reimbursable Losses to Date		$0.00

III. 2008-7 Collection Account Activity	7/2/2008	through	9/30/2008

A	Principal Collections
	i	Principal Payments Received	$16,087,929.47
	ii	Consolidation Principal Payments	8,646,954.37
	iii	Reimbursements by Seller	(186.15)
	iv	Borrower Benefits Reimbursements	23,073.05
	v	Reimbursements by Servicer	721.09
	vi	Re-purchased Principal	162,113.28

	vii	Total Principal Collections	$24,920,605.11

B	Interest Collections
	i	Interest Payments Received	$4,626,075.66
	ii	Consolidation Interest Payments	149,496.26
	iii	Reimbursements by Seller	(26.19)
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	160.79
	vi	Re-purchased Interest	7,428.71
	vii	Collection Fees/Return Items	7,271.30
	viii	Late Fees	161,665.86

	ix	Total Interest Collections	$4,952,072.39

C	Other Reimbursements		$66,944.04

D	Reserves in Excess of the Requirement		$35,072.53

E	Administrator Account Investment Income		$0.00

F	Investment Earnings for Period in Trust Accounts		$240,862.66

G	Funds borrowed during previous distribution		$0.00

H	Funds borrowed from subsequent distribution		$0.00

I	Excess Transferred from Supplemental Loan Purchase Account		$84,898.85

J	Funds Released from Capitalized Interest Account		$0.00

K	Intial Deposit to the Collection Account		$5,820,000.00

L	TOTAL AVAILABLE FUNDS		$36,120,455.58
	LESS FUNDS PREVIOUSLY REMITTED:
		Servicing Fees to Servicer	$(912,804.29)
		Floor Income Rebate Fees to Dept. of Education	$0.00
		Funds Allocated to the Floor Income Rebate Account	$(5,575,908.86)
		Funds Released from the Floor Income Rebate Account	$0.00

M	NET AVAILABLE FUNDS		$29,631,742.43

N	Servicing Fees Due for Current Period		$465,363.75

O	Carryover Servicing Fees Due		$0.00

P	Administration Fees Due		$20,000.00

Q	Total Fees Due for Period		$485,363.75

IV. 2008-7	Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		%*		Principal Amount		% *
STATUS	7/2/2008	9/30/2008	7/2/2008	9/30/2008	7/2/2008	9/30/2008	7/2/2008	9/30/2008	7/2/2008	9/30/2008

INTERIM:
In School
Current	6.392%	6.390%	112,556	104,122	30.503%	28.463%	$542,733,832.42	$501,037,016.21	36.139%	33.716%

Grace
Current	6.230%	6.238%	63,647	55,350	17.249%	15.130%	304,688,117.99	$287,597,099.12	20.288%	19.353%

TOTAL INTERIM	6.333%	6.335%	176,203	159,472	47.751%	43.593%	$847,421,950.41	$788,634,115.33	56.427%	53.070%

REPAYMENT
Active
Current	6.116%	6.172%	109,274	104,947	29.614%	28.688%	$354,813,960.13	$341,240,508.76	23.626%	22.963%
31-60 Days Delinquent	5.640%	5.871%	12,256	13,823	3.321%	3.779%	40,459,153.77	44,681,645.11	2.694%	3.007%
61-90 Days Delinquent	5.578%	5.645%	6,591	7,035	1.786%	1.923%	20,899,409.02	22,001,853.05	1.392%	1.481%
91-120 Days Delinquent	5.432%	5.471%	3,659	5,240	0.992%	1.432%	11,667,529.27	15,491,221.30	0.777%	1.042%
> 120 Days Delinquent	5.375%	5.397%	8,897	15,576	2.411%	4.258%	27,049,159.13	47,646,390.29	1.801%	3.206%

Deferment
Current	5.578%	5.632%	29,521	35,524	8.000%	9.711%	110,863,487.93	132,165,796.82	7.382%	8.894%

Forbearance
Current	5.677%	5.804%	22,599	24,049	6.124%	6.574%	88,631,219.16	93,572,608.53	5.902%	6.297%

TOTAL REPAYMENT	5.876%	5.916%	192,797	206,194	52.249%	56.365%	$654,383,918.41	$696,800,023.86	43.573%	46.890%

Claims in Process (1)	0.000%	6.126%	0	155	0.000%	0.042%	$0.00	$603,451.06	0.000%	0.041%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

GRAND TOTAL	6.137%	6.141%	369,000	365,821	100.000%	100.000%	$1,501,805,868.82	$1,486,037,590.25	100.000%	100.000%

(1) Claims filed and unpaid; includes claims rejected aged less than 6 months.
(2) Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase.
* Percentages may not total 100% due to rounding.

V. 2008-7	Portfolio Characteristics by School and Program

LOAN TYPE	WAC	# Loans	$ Amount	% *

- GSL - Subsidized	5.892%	208,334	$672,762,730.54	45.272%
- GSL - Unsubsidized	6.035%	139,629	661,336,720.39	44.503%
- PLUS Loans	7.774%	16,643	147,518,725.38	9.927%
- SLS Loans	5.775%	1,215	4,419,413.94	0.297%

- Total	6.141%	365,821	$1,486,037,590.25	100.000%

SCHOOL TYPE	WAC	# Loans	$ Amount	% *

-Four Year	6.171%	284,330	$1,281,655,032.57	86.246%
-Two Year	5.879%	60,613	149,309,671.19	10.048%
-Technical	6.140%	20,862	55,040,275.53	3.704%
-Other	5.089%	16	32,610.96	0.002%

- Total	6.141%	365,821	$1,486,037,590.25	100.000%

*Percentages may not total 100% due to rounding.

GSL - Guaranteed Stafford Loan
PLUS - Parent Loans for Undergraduate Students
SLS - Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

VI. 2008-7	Interest Accruals

A	Borrower Interest Accrued During Collection Period	$15,916,853.60

B	Interest Subsidy Payments Accrued During Collection Period	6,783,012.94

C	Special Allowance Payments Accrued During Collection Period	770,276.95

D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	240,862.66

E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00

F	Net Expected Interest Collections	$23,711,006.15

VII. 2008-7	Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index

A	Class A-1 Interest Rate	0.010606993	07/02/2008 - 10/27/2008	1 NY Business Day	3.26369%	LIBOR

B	Class A-2 Interest Rate	0.010931993	07/02/2008 - 10/27/2008	1 NY Business Day	3.36369%	LIBOR

C	Class A-3 Interest Rate	0.011419493	07/02/2008 - 10/27/2008	1 NY Business Day	3.51369%	LIBOR

D	Class A-4 Interest Rate	0.012231993	07/02/2008 - 10/27/2008	1 NY Business Day	3.76369%	LIBOR

E	Class B Interest Rate	0.015319493	07/02/2008 - 10/27/2008	1 NY Business Day	4.71369%	LIBOR
* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt .

VIII. 2008-7	Inputs From Initial Period	7/2/2008

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance	$1,501,805,868.82
	ii	Interest To Be Capitalized	40,325,024.93

	iii	Total Pool	$1,542,130,893.75
	iv	Capitalized Interest	17,000,000.00
	vi	Specified Reserve Account Balance	3,862,198.00

	vii	Total Adjusted Pool	$1,562,993,091.75

B	Total Note Factor		1.000000000
C	Total Note Balance		$1,550,084,000.00

D	Note Balance 7/2/2008		Class A-1	Class A-2	Class A-3	Class A-4	Class B

	i	Current Factor	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000
	ii	Expected Note Balance	$388,000,000.00	$503,000,000.00	$205,000,000.00	$407,582,000.00	$46,502,000.00

	iii	Note Principal Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00
	iv	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00
	v	Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00

E	Reserve Account Balance	$3,862,198.00
F	Unpaid Primary Servicing Fees from Prior Month(s)	$0.00
G	Unpaid Administration fees from Prior Quarter(s)	$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)	$0.00
I	Interest Due on Unpaid Carryover Servicing Fees	$0.00

IX. 2008-7            Waterfall for Distributions

				Remaining
				Funds Balance
A	Total Available Funds ( Section III-M )		$29,631,742.43	$29,631,742.43

B	Primary Servicing Fees - Current Month		$465,363.75	$29,166,378.68

C	Administration Fee		$20,000.00	$29,146,378.68

D	Class A Noteholders’ Interest Distribution Amounts
	i	Class A-1	$4,115,513.09	$25,030,865.59
	ii	Class A-2	$5,498,792.23	$19,532,073.36
	iii	Class A-3	$2,340,995.96	$17,191,077.40
	iii	Class A-4	$4,985,539.97	$12,205,537.43

	iv	Total Class A Interest Distribution	$16,940,841.25

E	Class B Noteholders’ Interest Distribution Amount		$712,387.04	$11,493,150.39

F	Class A Noteholders’ Principal Distribution Amounts
	i	Class A-1	$11,493,150.39	$0.00
	ii	Class A-2	$0.00	$0.00
	iii	Class A-3	$0.00	$0.00
	iii	Class A-4	$0.00	$0.00

	iv	Total Class A Principal Distribution	$11,493,150.39

G	Class B Noteholders’ Principal Distribution Amount		$0.00	$0.00

H	Reinstate Reserve Account to the Specified Reserve Account Balance		$0.00	$0.00

I	Carryover Servicing Fees		$0.00	$0.00

J	Excess to Certificateholder		$0.00	$0.00

K	Waterfall Triggers
	i	Student Loan Principal Outstanding	$1,486,037,590.25
	ii	Interest to be Capitalized	44,812,598.65
	iii	Reserve Account Balance (after any reinstatement)	3,827,125.47
	iv	Capitalized Interest Account Balance	17,000,000.00
	v	Less Specified Reserve Account Balance	(3,827,125.47)

	vi	Total	$1,547,850,188.90

	vii	Class A Notes Outstanding (after application of available funds)	$1,492,088,849.61

	viii	Insolvency Event or Event of Default Under Indenture	N

	ix	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (vii > vi or viii = Y)	N

X. 2008-7           Account Reconciliations

A	Reserve Account
	i	Beginning of Period Account Balance	$3,862,198.00
	ii	Deposits to correct Shortfall	$0.00
	iii	Total Reserve Account Balance Available	$3,862,198.00
	iv	Required Reserve Account Balance	$3,827,125.47
	v	Shortfall Carried to Next Period	$0.00
	vi	Excess Reserve - Release to Collection Account	$35,072.53
	vii	Ending Reserve Account Balance	$3,827,125.47

B	Supplemental Loan Purchase Account
	Supplemental Purchase Period End Date		7/17/2008
	i	Beginning of Period Account Balance	$2,748,460.25
	ii	Supplemental Loan Purchases	$(2,663,561.40)
	iii	Transfers to Collection Account	$(84,898.85)

	iv	Ending Balance	$0.00

C	Capitalized Interest Account
	Capitalized Interest Account Release Date		10/25/2009
	i	Beginning of Period Account Balance	$17,000,000.00
	ii	Transfers to Collection Account	$0.00

	iii	Ending Balance	$17,000,000.00

D	Floor Income Rebate Account
	i	Beginning of Period Account Balance	$0.00
	ii	Deposits for the Period	$5,575,908.86
	iii	Release to Collection Account	$0.00

	iv	Ending Balance	$5,575,908.86

XI. 2008-7            Distributions

A	Distribution Amounts		Class A-1	Class A-2	Class A-3	Class A-4	Class B
	i	Quarterly Interest Due	$4,115,513.09	$5,498,792.23	$2,340,995.96	$4,985,539.97	$712,387.04
	ii	Quarterly Interest Paid	4,115,513.09	5,498,792.23	2,340,995.96	4,985,539.97	712,387.04
	iii	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Due	$13,923,594.03	$0.00	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid	11,493,150.39	0.00	0.00	0.00	0.00
	ix	Quarterly Principal Shortfall	$2,430,443.64	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount	$15,608,663.48	$5,498,792.23	$2,340,995.96	$4,985,539.97	$712,387.04

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance	9/30/08	$1,550,084,000.00
	ii	Adjusted Pool Balance	9/30/08	1,551,677,314.37
	iii	Overcollaterlization Percentage		101.01%

	iv	Principal Distribution Amount (i - ii / iii)		$13,923,594.03

	v	Principal Distribution Amount Paid		$11,493,150.39

	vi	Principal Shortfall (iv - v)		$2,430,443.64

C		Total Principal Distribution		$11,493,150.39
D		Total Interest Distribution		17,653,228.29

E		Total Cash Distributions		$29,146,378.68

F					Paydown
	Note Balances			7/2/2008	Factor	10/27/2008
	i	A-1 Note Balance	78445FAA3	$388,000,000.00		$376,506,849.61
		A-1 Note Pool Factor		1.000000000	0.029621522	0.970378478

	ii	A-2 Note Balance	78445FAB1	$503,000,000.00		$503,000,000.00
		A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iii	A-3 Note Balance	78445FAC9	$205,000,000.00		$205,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv	A-4 Note Balance	78445FAD7	$407,582,000.00		$407,582,000.00
		A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000

	v	B Note Balance	78445FAE5	$46,502,000.00		$46,502,000.00
		B Note Pool Factor		1.0000000000	0.000000000	1.0000000000

XII. 2008-7            Historical Pool Information

			7/2/08 - 9/30/08

Beginning Student Loan Portfolio Balance			$1,501,805,868.82

	Student Loan Principal Activity
	i	Regular Principal Collections	$24,293,645.16
	ii	Principal Collections from Guarantor	441,238.68
	iii	Principal Reimbursements	185,721.27
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$24,920,605.11
	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$16,491.53
	ii	Capitalized Interest	(6,506,942.11)

	iii	Total Non-Cash Principal Activity	$(6,490,450.58)

	Student Loan Principal Purchases		$(2,661,875.96)

(-)	Total Student Loan Principal Activity		$15,768,278.57

	Student Loan Interest Activity
	i	Regular Interest Collections	$4,769,198.73
	ii	Interest Claims Received from Guarantors	6,373.19
	iii	Collection Fees/Returned Items	7,271.30
	iv	Late Fee Reimbursements	161,665.86
	v	Interest Reimbursements	7,563.31
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	0.00
	viii	Subsidy Payments	0.00

	ix	Total Interest Collections	$4,952,072.39

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(3,852.08)
	ii	Capitalized Interest	6,506,942.11

	iii	Total Non-Cash Interest Adjustments	$6,503,090.03

	Student Loan Interest Purchases		$(46,755.56)

	Total Student Loan Interest Activity		$11,408,406.86

(=)	Ending Student Loan Portfolio Balance		$1,486,037,590.25

(+)	Interest to be Capitalized		$44,812,598.65

(=)	TOTAL POOL		$1,530,850,188.90

(+)	Capitalized Interest		$17,000,000.00

(+)	Reserve Account Balance		$3,827,125.47

(=)	Total Adjusted Pool		$1,551,677,314.37

XIII. 2008-7	Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *

Oct-08	$ 1,530,850,189	2.17%
* Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.